Consolidated Balance Sheet Components - Other Liabilities, Noncurrent (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred Tax and Other Liabilities, Noncurrent	$ 26,145	$ 21,078
Other liabilities, noncurrent	$ 26,145	$ 21,078